STATEMENT OF INVESTMENTS
Growth and Income Portfolio

March 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 119.2%
Automobiles & Components - 1.6%
General Motors	12,593	[a]	550,818
Tesla	757	[a]	815,743
			1,366,561
Banks - 4.3%
Bank of America	19,398		799,586
Comerica	10,828		979,176
JPMorgan Chase & Co.	8,006		1,091,378
U.S. Bancorp	15,079		801,449
			3,671,589
Capital Goods - 10.6%
AMETEK	5,563		740,880
Armstrong World Industries	4,837		435,378
Eaton	4,083		619,636
Howmet Aerospace	38,006		1,365,936
Hubbell	3,945		724,973
Ingersoll Rand	27,329		1,376,015
L3Harris Technologies	2,780		690,747
Northrop Grumman	1,039		464,662
Quanta Services	4,911		646,337
Raytheon Technologies	8,429		835,061
Rockwell Automation	1,649		461,769
Trane Technologies	5,164		788,543
			9,149,937
Commercial & Professional Services - .7%
Cintas	1,517		645,317
Consumer Durables & Apparel - 1.3%
Lululemon Athletica	743	[a]	271,366
Newell Brands	6,558		140,407
Peloton Interactive, Cl. A	26,771	[a]	707,290
			1,119,063
Consumer Services - 2.2%
Booking Holdings	408	[a]	958,168
International Game Technology	39,141	[b]	966,000
			1,924,168
Diversified Financials - 9.2%
Ameriprise Financial	6,135		1,842,709
Berkshire Hathaway, Cl. B	6,542	[a]	2,308,737
CME Group	2,336		555,641
Equitable Holdings	9,041		279,457

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 119.2% (continued)
Diversified Financials - 9.2% (continued)
Morgan Stanley	14,969		1,308,291
State Street	4,676		407,373
The Charles Schwab	4,657		392,632
Voya Financial	12,280	[b]	814,778
			7,909,618
Energy - 8.1%
ConocoPhillips	7,909		790,900
Devon Energy	8,723		515,791
EQT	47,242		1,625,597
Exxon Mobil	12,217		1,009,002
Halliburton	11,478		434,672
Hess	5,800		620,832
Marathon Petroleum	15,763		1,347,736
Valero Energy	6,576		667,727
			7,012,257
Food & Staples Retailing - .8%
Sysco	8,251		673,694
Food, Beverage & Tobacco - 1.0%
British American Tobacco, ADR	9,694		408,699
PepsiCo	2,550		426,819
			835,518
Health Care Equipment & Services - 10.8%
Becton Dickinson & Co.	3,702		984,732
CVS Health	7,421		751,079
DexCom	2,171	[a]	1,110,684
Edwards Lifesciences	6,497	[a]	764,827
Intuitive Surgical	2,620	[a]	790,402
Laboratory Corp. of America Holdings	1,472	[a]	388,107
McKesson	3,534		1,081,863
Medtronic	11,133		1,235,206
Teladoc Health	10,318	[a,b]	744,237
UnitedHealth Group	2,811		1,433,526
			9,284,663
Insurance - 6.2%
Aon, Cl. A	2,755		897,111
Assurant	8,338		1,516,098
Chubb	5,615		1,201,048
MetLife	18,838		1,323,935
The Hartford Financial Services Group	5,643		405,224
			5,343,416
Materials - 2.8%
Alcoa	9,886		890,037
CF Industries Holdings	8,123		837,156

Description	Shares		Value ($)
Common Stocks - 119.2% (continued)
Materials - 2.8% (continued)
Freeport-McMoRan	14,200		706,308
			2,433,501
Media & Entertainment - 8.0%
Alphabet, Cl. A	795	[a]	2,211,173
Alphabet, Cl. C	992	[a]	2,770,646
Comcast, Cl. A	13,295		622,472
Match Group	2,954	[a]	321,218
Netflix	1,251	[a]	468,612
Pinterest, Cl. A	10,243	[a]	252,080
The Walt Disney Company	1,741	[a]	238,796
			6,884,997
Pharmaceuticals Biotechnology & Life Sciences - 9.2%
AbbVie	8,614		1,396,415
Bio-Techne	776		336,039
Danaher	4,818		1,413,264
Eli Lilly & Co.	7,276		2,083,628
Horizon Therapeutics	6,258	[a]	658,404
Merck & Co.	10,313		846,182
Organon & Co.	15,379		537,188
Repligen	1,220	[a]	229,470
Seagen	2,819	[a]	406,077
			7,906,667
Real Estate - .5%
Weyerhaeuser	10,761	[c]	407,842
Retailing - 5.1%
Amazon.com	1,319	[a]	4,299,874
Farfetch, Cl. A	9,658	[a]	146,029
			4,445,903
Semiconductors & Semiconductor Equipment - 6.6%
Applied Materials	9,664		1,273,715
Marvell Technology	8,704		624,164
NVIDIA	7,433		2,028,168
Qualcomm	11,659		1,781,728
			5,707,775
Software & Services - 14.4%
Ansys	1,866	[a]	592,735
Bill.com Holdings	2,703	[a]	613,013
Block	13,376	[a,b]	1,813,786
CrowdStrike Holdings, CI. A	2,119	[a]	481,182
Datadog, Cl. A	3,765	[a]	570,284
Dolby Laboratories, Cl. A	6,803		532,131
HubSpot	1,335	[a]	634,045
Microsoft	13,561		4,180,992
Salesforce	4,155	[a]	882,190

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 119.2% (continued)
Software & Services - 14.4% (continued)
Snowflake, Cl. A		1,637	[a]	375,086
SS&C Technologies Holdings		5,747		431,140
Twilio, Cl. A		6,517	[a]	1,074,067
Zoom Video Communications, CI. A		1,795	[a]	210,428
				12,391,079
Technology Hardware & Equipment - 8.6%
Apple		21,353		3,728,447
Cisco Systems		28,176		1,571,094
Corning		12,017		443,547
Hewlett Packard Enterprise		51,491		860,415
Zebra Technologies, Cl. A		1,906	[a]	788,512
				7,392,015
Telecommunication Services - .6%
Vodafone Group, ADR		32,148		534,300
Transportation - 1.5%
Norfolk Southern		2,875		820,007
Uber Technologies		12,707	[a]	453,386
				1,273,393
Utilities - 5.1%
Clearway Energy, Cl. C		16,864	[b]	615,705
Constellation Energy		12,524		704,475
Exelon		28,656		1,364,885
NextEra Energy Partners		7,363		613,780
The AES		23,888		614,638
Vistra Energy		21,578		501,688
				4,415,171
Total Common Stocks (cost $70,588,820)				102,728,444
	1-Day Yield (%)
Investment Companies - 2.0%
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,702,539)	0.31	1,702,539	[d]	1,702,539

Investment of Cash Collateral for Securities Loaned - 2.1%
Registered Investment Companies - 2.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,841,541)	0.31	1,841,541	[d]	1,841,541
Total Investments (cost $74,132,900)		123.3%		106,272,524
Liabilities, Less Cash and Receivables		(23.3%)		(20,086,518)
Net Assets		100.0%		86,186,006

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2022, the value of the fund’s securities on loan was $4,731,522 and the value of the collateral was $4,932,257, consisting of cash collateral of $1,841,541 and U.S. Government & Agency securities valued at $3,090,716. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Growth and Income Portfolio

March 31, 2022 (Unaudited)

The following is a summary of the inputs used as of March 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	102,728,444	-	-	102,728,444
Investment Companies	3,544,080	-	-	3,544,080

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2022, accumulated net unrealized appreciation on investments was $32,139,624, consisting of $35,025,128 gross unrealized appreciation and $2,885,504 gross unrealized depreciation.

At March 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.